Description of Business and Summary Of Significant Accounting Policies Parentheticals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Asset Retirement Obligation	$ 0.5	$ 0.5
Goodwill impairment	0	0	0
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0	$ 0